Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes for the years ended
December 31,
consists of:

(Dollar amounts in thousands)	2019	2018

Current payable	$2,265	$2,403
Deferred	327	(241)

Total provision	$2,592	$2,162

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at
December 31:

(Dollar amounts in thousands)	2019	2018

Deferred tax assets:
Allowance for loan and lease losses	$1,288	$1,327
Supplemental retirement plan	469	454
Investment security basis adjustment	18	18
Nonaccrual interest income	297	389
Accrued compensation	244	222
Deferred origination fees, net	30	-
Net unrealized loss on AFS securities	-	41
Lease liability	1,051	-
Gross deferred tax assets	3,397	2,451

Deferred tax liabilities:
Premises and equipment	583	328
Net unrealized gain on AFS securities	490	-
Net unrealized gain on equity securities	62	1
FHLB stock dividends	139	139
Intangibles	378	342
Mortgage servicing rights	82	75
Deferred origination fees, net	-	13
Acquisition fair value adjustments	253	275
Right of use assets	1,032	-
Other	4	5
Gross deferred tax liabilities	3,023	1,178

Net deferred tax assets	$374	$1,273

No
valuation allowance was established at
December 31, 2019
and
2018,
in view of the Company’s tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate for the years ended
December 31,
is as follows:

(Dollar amounts in thousands)	2019		2018
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,214	21.0%	$3,065	21.0%
Tax-exempt income	(647)	(4.2)%	(622)	(4.3)%
Nondeductible interest expense	32	0.2%	27	0.2%
Stock-based compensation	-	-%	(37)	(0.3)%
Other	(7)	(0.1)%	(271)	(1.8)%

Actual tax expense and effective rate	$2,592	16.9%	$2,162	14.8%

ASC
740
-
10
prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not
that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-
not
recognition threshold is measured at the largest amount of benefit that is greater than
50
percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-
not
recognition threshold should be recognized in the
first
subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no
longer meet the more-likely-than-
not
recognition threshold should be derecognized in the
first
subsequent financial reporting period in which that threshold is no
longer met.

At
December 31, 2019
and
December 31, 2018,
the Company had
no
ASC
740
-
10
unrecognized tax benefits. The Company does
not
expect the total amount of unrecognized tax benefits to significantly increase within the next
12
months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the states of Ohio and Florida, and the Bank is subject to a capital-based franchise tax in the state of Ohio. The Company and the Bank are no
longer subject to examination by taxing authorities for years before
December 31, 2016.